Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 03, 2012
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	dei_EntityCentralIndexKey	0000804239
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2012
SIMT MULTI-ASSET ACCUMULATION FUND (Prospectus Summary) | SIMT MULTI-ASSET ACCUMULATION FUND | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAAAX
SIMT MULTI-ASSET INCOME FUND (Prospectus Summary) | SIMT MULTI-ASSET INCOME FUND | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIOAX
SIMT MULTI-ASSET INFLATION MANAGED FUND (Prospectus Summary) | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIFAX
SIMT MULTI-ASSET CAPITAL STABILITY FUND (Prospectus Summary) | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCLAX